Trade And Other Payables - Summary of Trade And Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Trade payables	€ 9,144	€ 9,131
Accrued expenses	8,815	7,165
Other Payables And Accrued Expenses	16,206	4,514
Total	34,165	€ 20,810
Arrival Group [Member]
Statements [Line Items]
Other Payables And Accrued Expenses	(3,385)
Total	€ 3,385